Significant Accounting Policies (Details) - shares	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Stock Option [Member]
Significant Accounting Policies (Details) [Line Items]
Weighted average shares outstanding	47,500
Stock Warrant [Member]
Significant Accounting Policies (Details) [Line Items]
Weighted average shares outstanding		574,889